LVIP Columbia Value Opportunities Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s investment objective.

Effective September 21, 2012, the following replaces similar text on Page 1 of the Prospectus and Summary Prospectus:

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

LVIP J.P. Morgan High Yield Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP JPMorgan High Yield Fund.

LVIP Turner Mid-Cap Growth Fund (the “Fund”) Supplement Dated July 1, 2012 to the Prospectus and Summary Prospectus Dated April 30, 2012

This Supplement provides information about a change to the Fund’s name.

Effective September 21, 2012, the name of the Fund shall be LVIP Turner Small-Mid Cap Growth Fund.